                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD

                            PURSUANT TO RULE 24f-2

1.    Name and address of issuer:

     Monetta Fund, Inc.

     1776-A South Naperville Road, Suite 100

     Wheaton, Illinois 60187

2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box, but do not list series or classes):  [X]

3.    Investment Company Act File Number:  811-4466

     Securities Act File Number:  33-1398

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2006

4(b).[_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See

        Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[_]  Check box if this is the last time the issuer will be filing this

        Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                              $  1,272,480

      (ii)  Aggregate price of securities

            redeemed or repurchased during

            the fiscal year:                  $  8,155,334

      (iii) Aggregate price of securities

            redeemed or repurchased during

            any prior fiscal year ending

            no earlier than October 11,

            1995 that were not previously

            used to reduce registration fees

            payable to the Commission:        $ 274,186,158

      (iv)  Total available redemption

            credits [add Items 5(ii) and

            5(iii)]:                          $(282,341,492)

      (v)   Net sales - if Item 5(i) is

            greater than Item 5(iv) [subtract

            Item 5(iv) from Item 5(i)]:                  $0

      (vi)  Redemption credits available      $(274,186,158)

            for use in future years - if

            Item 5(i) is less than Item

            5(iv) [subtract Item 5(iv)

            from Item 5(i)]:

      (vii) Multiplier for determining

            registration fee (See

            Instruction C.9):                             x$ .00003070

      (viii)Registration fee due [multiply

            Item 5(v) by Item 5(vii)] (enter

            "0" if no fee is due):                        =$0

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                          +$  0

8. Total of the amount of the registration fee due plus any interest due [line

   5(viii) plus line 7]:

                                                                          =$  0

9. Date the registration fee and any interest payment was sent to the

   Commission's lockbox depository:

            Method of delivery:

                        [_]   Wire Transfer

                        [_]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)     /s/

                               ----------------------------

                                 Robert S. Bacarella

                                 President

                               ----------------------------

      Date  February 26, 2007

            -----------------